Schedule of trade and other receivables (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
Less: Allowance for expected credit loss	$ (669,000)	$ (865,753)	$ (462,593)	$ (588,373)	$ (460,413)
Trade Receivables	2,060,285	2,666,215		2,151,682
Deposits	5,455,956	7,060,553		6,772,629
Fixed Deposits	231,821	300,000
Prepayments	123,762	160,160		430,767
GST receivables	18,536	23,987
Accrued revenue	19,144	24,774
Trade and other receivables	7,991,266	10,341,500		9,489,266
Thrid Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables - third parties	2,729,285	3,531,968		2,740,055
Other receivables - third parties	$ 81,762	$ 105,811		$ 134,188